UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		January 27, 2003

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       10,169,042

Form 13F Information Table Value Total:	      183,959,933









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole
													   Instr. V
AT&T Liberty Media Group  CS      530718105  7,011,472 784,281           X                            M&S             X
Adolor Corporation        CS      00724X102  3,474,301 249,770           X                            M&S             X
Affiliated Managers Group CS      008252108    962,541  19,136           X                            M&S             X
Ambac Financial           CS      023139108  5,206,362  92,574           X                            M&S             X
American International    CS	    026874107    216,938   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  4,649,153  85,604           X                            M&S             X
BJ's Wholesale            CS      05548J106    315,821  17,258           X                            M&S             X
BellSouth Corp.		  CS      079860102    205,925   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109  4,532,188 170,897           X                            M&S             X
Bradley Pharmaceutical    CS	    104576103    583,093  44,750           X                            M&S             X
CBRL Group, Inc.  	  CS	    12489V106  6,760,449 224,376           X                            M&S             X
CenturyTel Inc.           CS      156700106  5,692,404 193,751           X                            M&S             X
Chevron Corp.             CS      166751107    351,413   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    774,722  32,869           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  3,919,704 173,515           X                            M&S             X
Compass BancShares Inc    CS      20449H109  5,803,775 185,602           X                            M&S             X
Constellation Brands Inc. CS      21036P108  6,420,123 270,777           X                            M&S             X
Corus Entertainment Inc B CS      220874101  1,132,525  94,772           X                            M&S             X
Cost Plus Inc.            CS      221458105  2,220,979  77,467           X                            M&S             X
Cytec Corporation         CS      232946103  5,530,981 542,253           X                            M&S             X
DoubleClick               CS      258609304  5,040,179 890,491           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    320,749   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  5,534,479 200,162           X                            M&S             X
General Electric          CS      369604103    292,200  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    597,828  23,100           X                            M&S             X
Health Management Assoc.  CS      421933102  6,335,437 353,935           X                            M&S             X
Health Net Inc.           CS      42222G108  7,107,566 269,226           X                            M&S             X
Heartland Express Inc.    CS      422347104  6,408,301 279,704           X                            M&S             X
Insight Communications    CS      45768V108  8,246,776 666,137           X                            M&S             X
Integral Systems          CS      45810H107    686,011  34,215           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  7,259,623 203,922           X                            M&S             X
Jefferson-Pilot           CS      475070108  5,110,094 134,088           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,568,247 239,350           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    290,160  36,000           X                            M&S             X
MGIC Investment           CS      552848103  1,916,072  46,394           X                            M&S             X
NiSource Industries       CS      65473P105  7,171,060 358,553           X                            M&S             X
PMI Group, Inc.           CS      69344M101  6,476,804 215,606           X                            M&S             X
Penn Treaty America       CS      707874103    965,691 485,272           X                            M&S             X
Pfizer Inc                CS      717081103    273,296   8,940           X                            M&S             X
Province Healthcare Co.   CS      743977100    197,714  20,320           X                            M&S             X
Ross Stores               CS      778296103  6,361,764 150,077           X                            M&S             X
SJW Corporation           CS      784305104    234,150   3,000           X                            M&S             X
Sharper Image Corp.       CS      820013100    495,012  28,400           X                            M&S             X
Shaw Communications Inc B CS      82028K200  4,085,981 397,469           X                            M&S             X
Shuffle Master            CS      825549108  4,521,961 236,628           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  7,406,550 373,314           X                            M&S             X
Solectron Corporation     CS      834182107  2,753,068 775,512           X                            M&S             X
Southwest Water Co.       CS      845331107    441,026  33,285           X                            M&S             X
Sterling Bancorp          CS      859158107    269,412  10,236           X                            M&S             X
Sungard Data Systems      CS      867363103    514,645  21,844           X                            M&S             X
Symantec                  CS      871503108  4,342,833 107,363           X                            M&S             X
Tribune Co.               CS      896047107    363,680   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    233,395  38,770           X                            M&S             X
WellPoint Health Networks CS      94973H108  6,731,451  94,596           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    816,873  26,082           X                            M&S             X
Franklin US Govt Sec.     CS      353496607     92,752  13,307           X                            M&S             X
MuniVest Fund             MF      626295109    357,112  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    375,113  48,716           X                            M&S             X
COLUMN TOTAL                               183,959,933 10,169,042